Cover Page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Fiscal Year Focus	2025
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-99
Entity Registrant Name	Mexican Petroleum
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Avenida Marina Nacional No. 329
Entity Address, Address Line Two	Colonia Verónica Anzures
Entity Address, Postal Zip Code	11300
Entity Address, City or Town	Ciudad de México
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Country	MX
Entity Central Index Key	0000932782
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Avenida Marina Nacional No. 329 Torre Ejecutiva
Entity Address, Address Line Two	Piso 38 Colonia Verónica Anzures
Entity Address, Postal Zip Code	11300
Entity Address, City or Town	Ciudad de México
Contact Personnel Name	Delia Cristina Arista Hernández
City Area Code	5255
Local Phone Number	9126-2940
Contact Personnel Email Address	ri@pemex.com
Entity Address, Country	MX